Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

Senior Secured Credit Opportunities ETF

Ticker Symbol: SECD

listed on NYSE Arca, Inc.

December 30, 2022

Supplement to the

Statement of Additional Information

dated October 13, 2022

The fiscal year end of the Senior Secured Credit Opportunities ETF (the “Fund”) has been changed to October 31. Previously, the Fund’s fiscal year ended in September.

Please retain this Supplement for future reference.